Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2012	2013
	RMB	RMB	US$
Funds collected on behalf of travel service providers	104,743	338,719	55,952
Accrued operating expenses	34,509	83,192	13,742
Other tax payable	2,708	5,575	921
Accrued sales rebates	6,656	11,000	1,817

Total	148,616	438,486	72,432